Derivative Instruments and Hedging Activities (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh InterestRateSwap	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 08, 2020 USD ($)
Interest Rate Derivative Assets, at Fair Value			$ 14,294,000	$ 0
Number of Interest Rate Swaps | InterestRateSwap			3
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 1,737,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	36,680,000		$ 29,294,000	22,269,000	$ (29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		$ (8,532,000)	1,594,000	46,245,000	10,393,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	$ 760,000	$ 1,358,000	5,431,000	5,431,000	3,620,000
Interest Rate Contract [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years
Interest Rate Swap [Member]
Accumulated Other Income (Loss)							$ 72,300,000
Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	1,399,000		3,919,000
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh			3,919,000
Not Designated as Hedging Instrument [Member] | Realized Gains Forward Power Contracts
Derivative Instruments Not Designated as Hedging Instruments, Gain			$ 0	1,300,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap			400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000,000		400,000,000
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Derivative Asset, Fair Value, Gross Asset	$ 0		1,388,000	7,545,000
Parent Company [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax			29,294,000	22,269,000	(29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			1,594,000	46,245,000	10,393,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent			5,431,000	5,431,000	$ 3,620,000
Parent Company [Member] | Interest Rate Contract [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap			$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net			$ 400,000,000
Subsidiaries [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	1,399		3,919,000
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	1,399		3,919,000
Subsidiaries [Member] | Not Designated as Hedging Instrument [Member] | Realized Gains Forward Power Contracts
Derivative Instruments Not Designated as Hedging Instruments, Gain			$ 0	1,300,000
Subsidiaries [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivative Asset, Fair Value, Gross Asset	$ 393,000		1,388,000
Subsidiaries [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | FTR [Member]
Derivative Asset, Fair Value, Gross Asset			$ 1,388,000,000	$ 7,545,000,000